Financial instruments by category (Schedule of Financial Liabilities - contractual undiscounted cash flows) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	$ 13,243	$ 14,610
To be paid to co-venturers	15,000	29,509
Entities with joint control or significant influence over entity [member]
Disclosure of detailed information about financial instruments [line items]
To be paid to co-venturers	4,803	8,449	$ 10,015
Falling due within 1 year[member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	37,621	39,545
Lease liabilities	7,442
Trade payables	83,291	68,862
Non-derivative financial liabilities, undiscounted cash flows	143,382	131,856
Falling due within 1 year[member] | Entities with joint control or significant influence over entity [member]
Disclosure of detailed information about financial instruments [line items]
To be paid to co-venturers	28	8,449
Falling due within 1 year[member] | LG International Corporation [Member]
Disclosure of detailed information about financial instruments [line items]
Payables to related parties	15,000	15,000
Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	27,625	38,648
Lease liabilities	2,494
Trade payables	700	280
Non-derivative financial liabilities, undiscounted cash flows	30,819	53,928
Later than one year and not later than two years [member] | Entities with joint control or significant influence over entity [member]
Disclosure of detailed information about financial instruments [line items]
To be paid to co-venturers	0	0
Later than one year and not later than two years [member] | LG International Corporation [Member]
Disclosure of detailed information about financial instruments [line items]
Payables to related parties	0	15,000
Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	507,875	82,875
Lease liabilities	4,479
Trade payables	0	0
Non-derivative financial liabilities, undiscounted cash flows	517,129	82,875
Later than two years and not later than five years [member] | Entities with joint control or significant influence over entity [member]
Disclosure of detailed information about financial instruments [line items]
To be paid to co-venturers	4,775	0
Later than two years and not later than five years [member] | LG International Corporation [Member]
Disclosure of detailed information about financial instruments [line items]
Payables to related parties	0	0
Falling due over 5 years[member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	0	452,625
Lease liabilities	1,053
Trade payables	0	0
Non-derivative financial liabilities, undiscounted cash flows	1,053	452,625
Falling due over 5 years[member] | Entities with joint control or significant influence over entity [member]
Disclosure of detailed information about financial instruments [line items]
To be paid to co-venturers	0	0
Falling due over 5 years[member] | LG International Corporation [Member]
Disclosure of detailed information about financial instruments [line items]
Payables to related parties	$ 0	$ 0